SHARE-BASED COMPENSATION - Summary of Restricted Stock Unit's activity (Detail) - RSUs	12 Months Ended
Dec. 31, 2025 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested as of December 31, 2024 | shares	16,859,323
Granted | shares	17,509,288
Vested | shares	5,569,484
Forfeited | shares	3,374,691
Unvested as of December 31, 2025 | shares	25,424,436
Weighted average grant date fair value per share, Unvested as of December 31, 2024 | $ / shares	$ 2.15
Weighted average grant date fair value per share, Granted | $ / shares	1.27
Weighted average grant date fair value per share, Vested | $ / shares	2.24
Weighted average grant date fair value per share, Forfeited | $ / shares	2.99
Weighted average grant date fair value per share, Unvested as of December 31, 2025 | $ / shares	$ 1.41